Schedule of Derivative Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		$ 1,936,827	$ 1,936,827
Issuance of convertible notes with bifurcated embedded derivative		707,000	1,126,451	1,398,595
Change in fair value		137,285	(3,063,278)	606,857
Balance		2,781,112		1,936,827
Issuance of CP BF convertible notes with bifurcated embedded derivative				1,375
Extinguishment of Old Alco Note derivative				(70,000)
Change in fair value		(137,285)	3,063,278	(606,857)
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		845,473	845,473	4,000
Issuance of convertible notes with bifurcated embedded derivative			559,390	586,405
Change in fair value		32,415	1,404,863	254,443
Balance		877,888		845,473
Issuance of CP BF convertible notes with bifurcated embedded derivative				625
Extinguishment of Old Alco Note derivative
Change in fair value		$ (32,415)	$ (1,404,863)	$ (254,443)